GENERAL	12 Months Ended
Dec. 31, 2022
Disclosure Of General [Abstract]
GENERAL
NOTE 1 – GENERAL

A.	Neogames S.A. (the “Company”) was incorporated in Luxemburg on April 10, 2014 under the laws of the Grand Duchy of Luxembourg in the form of a public company (société anonyme) with a registered office at 63-65, rue de Merl, L‑2146 Luxembourg. On November 24, 2020, the Company completed an initial public offering on Nasdaq exchange. The Company shares are traded under the symbol “NGMS”. The Company’s principal shareholders, as of December 31, 2022 were Barak Matalon, Pinhas Zehavi, Elyahu Azur and Aharon Aran, that collectively owned the majority of Aspire Global Plc (“Aspire”) prior to the business combination described below (NeoGames and Aspire, collectively the Group). On September 16, 2021, Caesars Entertainment Organization Limited (“Caesars”) completed an underwritten public offering of ordinary shares including full exercise of the underwriters’ option to purchase additional ordinary shares leading to the sale of an aggregate of 3,975,947 Ordinary Shares through an underwritten filing and on March 14, 2022, Caesars consummated a block sale of its remaining shares and consequently is no longer beneficially owner of any securities of the Company (see also Note 9a).

B.
The Company, together with its subsidiaries, a joint operation and a joint venture, is a leading global technology provider engaged in the development and operation of online lotteries and games (“Lottery”), allowing lottery operators to distribute lottery products via online sales channels while using the Company’s technology. The Company, together with a publicly traded Canadian Company, Pollard Banknote Limited (“Pollard”), develops, and operates and serves contracts across the United States of America (through a joint operation, the “Michigan Joint Operation”) and a joint venture - NeoPollard Interactive LLC (“NPI” or the “Joint Venture”) and across Europe also through its wholly owned subsidiary.

On June 14, 2022, the Company completed a business combination with Aspire Global plc (“Aspire”) (“Aspire Business Combination”) by acquiring 100% of its outstanding shares by year-end, for a total consideration of $367.8 million comprised of $267.2 million cash and newly issued Company’s shares valued at $100.6 million.

Aspire was incorporated in Gibraltar on December 17, 2003. On May 9, 2017, Aspire re-domiciled to Malta. Since July 11, 2017, until the acquisition by Neogames, Aspire’s shares were traded on Nasdaq First North Premier Growth Market in Stockholm, Sweden, under the ticker “ASPIRE.”

C.	Aspire, together with its subsidiaries and associates, is a leading platform supplier, offering a full turnkey solution for iGaming operators. The Aspire group provides an advanced solution combining a robust platform, interactive games, a sportsbook and a set of comprehensive managed services. Gaming operators, affiliates and media companies benefit from flexible cross-platform solutions that include fully managed operations and customized integration of a vast games offering.

In 2019 and 2020, Aspire completed two business combinations of GMS Entertainment Ltd. a leading aggregator and game studio ("PariPlay" or " Games ") and BtoBet Limited ("BTOBET" or " Sport") a leading sportsbook provider by acquiring 100% of their outstanding shares, respectively.

Aspire’s group comprises three segments: Core, Games, and Sports:

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Core: Aspire Core allows operators to operate under their own local licenses or under Aspire’s licenses in numerous markets. Aspire’s platform partners have access to on-demand data analysis services in addition to a wide array of analytical tools. The platform is continuously updated with new features relating to regulation and ongoing compliance. The in-house regulation and compliance team monitors all operations, conducts ongoing training and provides partners with regulatory updates and marketing guidelines for their jurisdiction. The platform itself can be used exclusively or combined with a wide range of managed services such as customer support, CRM tools and financial services.

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Games (Pariplay): Aspire’s subsidiary PariPlay is a leading aggregator and content provider. PariPlay offers both a wide variety of proprietary games produced from in-house studios as well as a wide array of third-party games from suppliers, all integrated into one API and single integration, accompanied by engagement and retention tools on the aggregation platform.

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Sports (BtoBet): Aspire’s subsidiary BtoBet is a leading sportsbook provider. With the proprietary sportsbook, Aspire controls the IP in major elements of the value chain and can steer the complete roadmap. In addition, it also provides Aspire with great flexibility when it comes to adding new features and securing fast time to market.

D.
Ukraine - As significant portion of our development team resides and works from Ukraine. The continuation of the local war may impact our ability to meet our long-term development delivery commitments although so far, the Company managed to mitigate the risk and no material impact has been observed on the delivery and stability of the development projects. That being stated, it is difficult to predict whether our ability to continue and develop our products in the same pace and launch new contracts in short delivery timelines may be affected by the situation in Ukraine.